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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Financial Stocks, Inc.
Address:  507 Carew Tower
          441 Vine Street
          Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Stein
Title:   Chief Executive Officer
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /s/ Stevn N. Stein     Cincinnati, Ohio     January 19, 2000
         ------------------     ----------------     ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               -0-
                                            --------
Form 13F Information Table Entry Total:           55
                                            --------
Form 13F Information Table Value Total:     $130,142
                                            --------
                                            (thousands)
List of Other Included Managers:  None










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
COLUMN 1                         COLUMN 2   COLUMN 3     COLUMN 4              COLUMN 5             COLUMN 6     COLUMN 7  COLUMN 8
------------------------------   --------   ----------   -----------  --------- -----------------   ----------   --------  ---------
                                 Title of                                                           Investment
Name of Issuer                   Class      CUSIP        FMV (000's)  Shares    SH\PRN   PUT\CALL   Dis          Oth Mgrs  Sole
------------------------------   --------   ----------   -----------  --------- ------   --------   ----------   --------  ---------
BankUnited Financial Corp-CL A   Common      06652B103   $   443         52,100 SH                  Sole                      52,100
Century Bancorp                  Common      156433104   $   294         20,000 SH                  Sole                      20,000
Cincinnati Financial             Common      172062101   $ 1,052         26,600 SH                  Sole                      26,600
Community First Bankshares       Common      203902101   $ 1,133         60,000 SH                  Sole                      60,000
Dime Bancorp                     Common      25429Q102   $ 1,035         35,000 SH                  Sole                      35,000
Financial Industries Corp        Common      317574101   $   919         99,990 SH                  Sole                      99,990
First Citizens Bancshares Inc    Common      31946M103   $ 5,043         62,450 SH                  Sole                      62,450
First Data Corp                  Common      319963104   $ 2,108         40,000 SH                  Sole                      40,000
First Republic Bank              Common      336158100   $ 1,323         40,100 SH                  Sole                      40,100
First State Bancorporation       Common      336453105   $ 3,328        238,000 SH                  Sole                     238,000
Hawthorne Financial Corp.        Common      420542102   $ 4,116        286,354 SH                  Sole                     286,354
Iberiabank Corp                  Common      450828108   $   653         30,000 SH                  Sole                      30,000
Intercontinental Life Corp       Common      458593100   $   760         79,950 SH                  Sole                      79,950
Local Financial Corp             Common      539553107   $24,180      1,842,300 SH                  Sole                   1,842,300
Massbank Corp                    Common      576152402   $   585         20,000 SH                  Sole                      20,000
Matrix Bancorp Inc.              Common      576819106   $ 2,937        412,141 SH                  Sole                     412,141
Metrocorp Bancshares Inc.        Common      591650106   $ 3,358        340,000 SH                  Sole                     340,000
Mississippi Valley Bancshares    Common      605270101   $   294         10,000 SH                  Sole                      10,000
Silicon Valley Bancshares        Common      827064106   $ 1,071         31,000 SH                  Sole                      31,000
Sterling Financial  Corp-Wash    Common      859319105   $ 3,600        296,923 SH                  Sole                     296,923
Stillwell Financial Inc.         Common      860831106   $   592         15,000 SH                  Sole                      15,000
UnionBancal Corp                 Common      908906100   $ 3,128        130,000 SH                  Sole                     130,000
Abbott Labs                      Common      002814100   $ 1,085         22,400 SH                  Sole                      22,400
Abercrombie & Fitch Co Cl A      Common      002896207   $    56          2,802 SH                  Sole                       2,802
Argonaut Group Incorporated      Common      040157109   $   216         10,300 SH                  Sole                      10,300
Bank One Corporation             Common      06423A103   $ 1,494         40,793 SH                  Sole                      40,793
Bristol-Meyers Squibb Corp       Common      110122108   $   710          9,600 SH                  Sole                       9,600
Charter One Financial Inc.       Common      160903100   $ 1,572         54,425 SH                  Sole                      54,425
Broadwing                        Common      111620100   $   379         16,600 SH                  Sole                      16,600
Cinergy Corporation              Common      172474108   $   506         14,400 SH                  Sole                      14,400
Citigroup                        Common      172967101   $   236          4,613 SH                  Sole                       4,613
Convergys Corp.                  Common      212485106   $   752         16,600 SH                  Sole                      16,600
Fifth Third Bancorp              Common     3316773100   $ 2,299         38,475 SH                  Sole                      38,475
First Indiana Company            Common      32054R108   $ 1,413         60,108 SH                  Sole                      60,108
Firstar Corporation              Common      33763T104   $ 1,744         75,000 SH                  Sole                      75,000
Ford Motor Company               Common      345370100   $   492         20,978 SH                  Sole                      20,978
General Mills Incorporated       Common      370334104   $ 1,337         30,000 SH                  Sole                      30,000
Huntington Bancshares, Inc.      Common      446150104   $ 1,684        104,023 SH                  Sole                     104,023
Miller Herman Inc.               Common      600544100   $ 3,450        120,000 SH                  Sole                     120,000
Keycorp                          Common      493267108   $   728         26,000 SH                  Sole                      26,000
Eli Lilly & Company              Common      532457108   $ 3,972         42,680 SH                  Sole                      42,680



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
COLUMN 1                         COLUMN 2   COLUMN 3     COLUMN 4              COLUMN 5             COLUMN 6     COLUMN 7  COLUMN 8
------------------------------   --------   ----------   -----------  --------- -----------------   ----------   --------  ---------
                                 Title of                                                           Investment
Name of Issuer                   Class      CUSIP        FMV (000's)  Shares    SH\PRN   PUT\CALL   Dis          Oth Mgrs  Sole
------------------------------   --------   ----------   -----------  --------- ------   --------   ----------   --------  ---------
Office Depot Incorporated        Common      676220106   $   267         37,500 SH                  Sole                      37,500
PNC Bank Corporation             Common      693475105   $ 1,754         24,000 SH                  Sole                      24,000
Sears, Roebuck & Company         Common      812387108   $   427         12,300 SH                  Sole                      12,300
Too, Inc.                        Common      890333107   $   183         14,642 SH                  Sole                      14,642
The Limited  Incorporated        Common      532716107   $ 3,498        205,000 SH                  Sole                     205,000
Unitrin Incorporated             Common      913275103   $ 1,110         27,316 SH                  Sole                      27,316
Ventas Inc.                      Common      92276F100   $   315         56,000 SH                  Sole                      56,000
Visteon Corp                     Common      92839U107   $    18          1,571 SH                  Sole                       1,571
X-Rite Inc.                      Common      983857103   $   938        120,000 SH                  Sole                     120,000
Superior Financial Corp          Common      868161100   $ 5,988        547,500 SH                  Sole                     547,500
East West Bancorp                Common      27579R104   $ 3,117        125,000 SH                  Sole                     125,000
Gateway American                 Common      367569100   $   248        150,000 SH                  Sole                     150,000
Online Resources & Com. Corp.    Common      68273G101   $    20         10,000 SH                  Sole                      10,000
UCBH Holdings, Inc.              Common      90262T308   $26,188        561,667 SH                  Sole                     561,667